Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Balance	$ 31,084,000	$ 21,058,000
Federal funds purchased
Borrowings
Year End Weighted Rate (as a percent)	0.40%
Average Weighted Rate (as a percent)	0.40%	0.60%
Average Balance Outstanding	635,000	412,000
Maximum Outstanding at any Month End	13,503,000	345,000
Balance	13,503,000
Federal funds purchased | Bank
Borrowings
Maximum borrowing capacity of federal funds on unsecured basis	26,500,000
Maximum borrowing capacity of federal funds on secured basis	4,700,000
Short-term repurchase agreements
Borrowings
Year End Weighted Rate (as a percent)	0.10%	0.10%
Average Weighted Rate (as a percent)	0.10%	0.10%
Average Balance Outstanding	19,913,000	22,867,000
Maximum Outstanding at any Month End	25,007,000	24,734,000
Balance	$ 17,581,000	$ 21,058,000